Gain on Restructuring of Payables - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on restructuring of payables	$ 10,510	$ 0	$ 0
Impact on earnings per ordinary share - Basic	$ 0.08
Impact on earnings per ordinary share - Diluted	$ 0.08